Consolidated Statements of Income and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Basic and diluted net loss per share	$ (0.83)	$ (1.07)	$ (0.65)